Events after the Reporting Date	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Events after the Reporting Date [Text Block]

18.  Events after the Reporting Date

Subsequent to year-ended December 31, 2019, there was a global outbreak of COVID-19, which has had a significant impact on businesses through the restrictions put in place by the Canadian and U.S. governments regarding travel, business operations and isolation/quarantine orders. At this time, the extent of the impact that the COVID-19 outbreak may have on the Company is unknown as this will depend on future developments that are highly uncertain and that cannot be predicted with confidence. These uncertainties arise from the inability to predict the ultimate geographic spread of the virus, and the duration of the outbreak, including the duration of travel restrictions, business closures, and quarantine/isolation measures that are currently, or may be put, in place by Canada, U.S. and other countries to fight the virus. The Company continues to monitor its impact of its operations and financing activities and assess the impact COVID-19 will have on its business activities. The extent of the effect of COVID-19 pandemic on the Company is uncertain, management does not expect the effect to be significant.

While the Company has not experienced a direct impact as a result of COVID-19, the raising of capital in this environment has been challenging and caused the delay in the closing of the private placement as disclosed below.

In May 2020, the Company obtained a $40,000 loan under the Canada Emergency Business Account (CEBA) under the following conditions:

- is an interest free loan until December 31, 2022;

- $10,000 of the $40,000 loan is eligible for complete forgiveness if $30,000 is repaid before December 31, 2022;

- if the CEBA loan is not repaid by December 31, 2022, it will be extended for an additional three-year term bearing an interest rate of 5% per annum.

 The CEBA loan may be repaid at any time without penalty.

Private Placement

On July 15, 2020, the Company closed a first tranche of its private placement offering (the "Offering"), pursuant to which it sold an aggregate of 3,649,110 units (each, a "Unit"), at a price of $0.18 per Unit, for gross proceeds of $656,840.

Each Unit consists of one common share of the Company (each, a "Share") and one-half of one share purchase warrant (each whole warrant, a "Warrant"). One Warrant entitles the holder thereof to purchase one additional Share of the Company at a price of $0.36 per Share for a period of three years from closing of the Offering, subject to an acceleration provision such that in the event that the Shares have a closing price on the TSX Venture Exchange (the "Exchange") of greater than $0.45 per Share for a period of 10 consecutive trading days at any time after four months and one day from the closing of the Offering, RepliCel may accelerate the expiry date of the Warrants by giving notice to the holders thereof and, in such case, the Warrants will expire on the 30th day after the date on which such notice is given to the holder.

The Company did not pay any finder's fees in connection with the Offering.